SCHEDULE OF PRREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Sales tax recoverable and other current assets	$ 57,200	$ 128,321	$ 141,568
Deposits on equipment			288,287
Prepaid expenses	93,476	147,186	50,668
Prepaids and other current assets	$ 150,676	$ 275,507	$ 480,523